Debt (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Interest expenses	$ 172,913	$ 125,340	$ 333,190	$ 286,461